Accounts payable to selling shareholders (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Accounts payable to selling shareholders
Accounts payable to selling shareholders	R$ (1,216,232)	R$ (181,381)
Accounts payable to selling shareholders, Current	(117,959)	(830)
Accounts payable to selling shareholders, Non-current	(1,098,273)	(180,551)
International School Servicos de Ensino, Treinamento e Editoracao, Franqueadora S.A. ("International School")
Accounts payable to selling shareholders
Accounts payable to selling shareholders	R$ (297,722)	R$ (174,410)
Accounts payable to shareholders estimated interest rate of derivatives	14.50%	17.60%
Recognized interest expense	R$ 33,909
Increase in accounts payable to sale of share holders	89,403
NS Educacao Ltda. ("NS Educacao")
Accounts payable to selling shareholders
Accounts payable to selling shareholders	(6,461)	R$ (6,971)
Escola em Movimento
Accounts payable to selling shareholders
Accounts payable to selling shareholders	(1,992)
Nave Vela
Accounts payable to selling shareholders
Accounts payable to selling shareholders	(30,946)
Recognized interest expense	R$ 1,218
Nave Vela | Remaining acquisition period
Accounts payable to selling shareholders
Accounts payable to shareholders estimated interest rate of derivatives	14.54%
Remaining acquisition interest	49.00%
Period to acquire remaining acquisition interest	2 years
Nave Vela | Tranche payable on February 15, 2021
Accounts payable to selling shareholders
Percentage of interest to be acquired	24.00%
Revenue interest	24.00%
Multiple of revenue net of debt	5.3
Nave Vela | Tranche payable on February 15, 2022
Accounts payable to selling shareholders
Percentage of interest to be acquired	25.00%
Revenue interest	25.00%
Multiple of revenue net of debt	3
Positivo
Accounts payable to selling shareholders
Accounts payable to selling shareholders	R$ (879,111)